APPLETON FUNDS
                                  P.O. BOX 5354
                           CINCINNATI, OHIO 45201-5354
                                TEL. 871 71 APPLE


May 5, 2008

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:   The Appleton Funds
      File Nos. 333-49374; 811-10201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 8) has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary





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